UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - Cik 0001821171_qell Acquisition Corp Member - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Cash Flows from Operating Activities:
Profit (loss)		$ 23,189,704
Adjustments to reconcile net income to net cash used in operating activities:
Income earned on investments in Trust Account	$ (13,570)	(76,558)
Change in fair value of derivative warrant liabilities	(2,365,200)	(29,959,200)
Changes in operating assets and liabilities:
Prepaid expenses		124,771
Due from related party		(87,365)
Accounts payable		208,675
Accrued expenses		4,913,894
Net cash used in operating activities		(1,686,079)
Cash Flows from Financing Activities:
Net decrease in cash		(1,686,079)
Cash - beginning of the period:		2,023,823
Cash - end of the period	$ 337,744	337,744
Supplemental disclosure of non-cash investing and financing activities:
Change in initial value of Class A ordinary shares subject to possible redemption		$ 23,189,700